Selected cash flow information (Tables)	12 Months Ended
Apr. 02, 2023
Cash Flow Information [Abstract]
Schedule of Changes in Non-Cash Operating Items
Changes in non-cash operating items

	Year ended
	April 2, 2023	April 3, 2022	March 28, 2021
	$	$	$
Trade receivables	(4.6)	(8.7)	(10.4)
Inventories	(49.9)	(60.7)	67.0
Other current assets	(9.4)	(3.4)	5.8
Accounts payable and accrued liabilities	(16.8)	(8.5)	28.2
Provisions	9.0	3.7	8.2
Other	(3.7)	(5.2)	5.7
Change in non-cash operating items	(75.4)	(82.8)	104.5

Schedule of Changes in Liabilities and Equity Arising from Financing Activities
Changes in liabilities and equity arising from financing activities

	Mainland China Facilities	Japan Facility	Revolving facility	Term loan	Lease liabilities	Net derivative asset on terminated contracts	Share capital
	$	$	$	$	$	$	$
April 3, 2022	—	—	(0.9)	370.0	250.7	(7.3)	118.5
Cash flows:
Cash inflow from business combination	—	19.4	—	—	3.2	—	—
Mainland China Facilities borrowings	9.8	—	—	—	—	—	—
Japan Facility repayments	—	(5.7)	—	—	—	—	—
Term loan repayments	—	—	—	(4.0)	—	—	—
Subordinate voting shares purchased and cancelled under NCIB	—	—	—	—	—	—	(26.7)
Principal payments on lease liabilities	—	—	—	—	(62.2)	—	—
Settlement of term loan derivative contracts	—	—	—	—	—	8.6	—
Non-cash items:
Amortization of deferred transaction costs	—	—	0.4	0.2	—	—	—
Fair market valuation	—	—	—	—	—	(0.6)	—
Unrealized foreign exchange loss (gain)	—	—	—	29.5	11.5	(0.7)	—
Additions and amendments to lease liabilities (note 13)	—	—	—	—	132.3	—	—
Derecognition on termination of lease liabilities (note 13)	—	—	—	—	(0.7)	—	—
Share purchase charge to retained earnings (note 18)	—	—	—	—	—	—	24.3
Purchase of subordinate voting shares held for cancellation (note 18)	—	—	—	—	—	—	(0.1)
Contributed surplus on exercise of stock options (note 18)	—	—	—	—	—	—	2.7
April 2, 2023	9.8	13.7	(0.5)	395.7	334.8	—	118.7

	Revolving facility	Term loan	Lease liabilities	Share capital
	$	$	$	$
March 28, 2021	(1.7)	367.8	254.8	120.5
Cash flows:
Term loan repayments	—	(4.7)	—	—
Transactions costs on financing activities	—	(1.0)	—	—
Subordinate voting shares purchased and cancelled under NCIB	—	—	—	(253.2)
Principal payments on lease liabilities	—	—	(46.9)	—
Issuance of shares	—	—	—	7.1
Non-cash items:
Amortization of deferred transaction costs	0.8	0.2	—	—
Acceleration of unamortized costs on term loan extinguishment	—	9.5	—	—
Unrealized foreign exchange gain	—	(1.8)	(5.3)	—
Additions and modifications to lease liabilities (note 13)	—	—	48.1	—
Share purchase charge to retained earnings (note 18)	—	—	—	241.3
Contributed surplus on exercise of stock options (note 18)	—	—	—	2.8
April 3, 2022	(0.9)	370.0	250.7	118.5